Goodwill and Intangible Assets, including Casino Contracts (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Indefinite-lived Intangible Assets [Line Items]
Definite-life intangible assets		$ 5,429
Intangible Assets, Net (Including Goodwill)	5,331	6,681	9,615
Gaming Operation Agreement [Member]
Indefinite-lived Intangible Assets [Line Items]
Definite-life intangible assets	1,184	1,178	1,232
Less: accumulated amortization	(693)	(567)	(315)
Intangible Assets, Net (Including Goodwill)	491	611	917
Gaming Operation Agreement [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years	5 years
Gaming Operation Agreement [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years	4 years
Goodwill [Member]
Indefinite-lived Intangible Assets [Line Items]
Definite-life intangible assets	358	353	380
Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
Definite-life intangible assets	114	114	114
Less: accumulated amortization	(72)	(62)	(42)
Intangible Assets, Net (Including Goodwill)	42	52	72
Patents [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years	6 years
Patents [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years	5 years
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Definite-life intangible assets	26	26	26
Less: accumulated amortization	(11)	(10)	(6)
Intangible Assets, Net (Including Goodwill)	15	16	20
Trademarks [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	9 years	9 years
Trademarks [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years	5 years
Technical Know How [Member]
Indefinite-lived Intangible Assets [Line Items]
Definite-life intangible assets	261	261	259
Less: accumulated amortization	(54)	(41)	(15)
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	10 years	10 years
Intangible Assets, Net (Including Goodwill)	207	220	244
Casino Contracts [Member]
Indefinite-lived Intangible Assets [Line Items]
Definite-life intangible assets	12,795	12,764	12,934
Less: accumulated amortization	(8,577)	(7,335)	(4,952)
Intangible Assets, Net (Including Goodwill)	$ 4,218	$ 5,429	$ 7,982
Casino Contracts [Member] | Maximum [Member]
Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years	6 years
Casino Contracts [Member] | Minimum [Member]
Indefinite-lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years	5 years